Other Assets - Summary of Other Current Assets and Other Non-Current Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Advance payments	₩ 582,909	₩ 509,922
Prepaid expenses	186,066	259,145
Firm commitment asset	9,221	2,489
Others	35,326	15,387
Other current assets	813,522	786,943
Non-current
Long-term advance payments	54,896	33,308
Long-term prepaid expenses	18,156	20,689
Others	62,631	79,687
Other non-current assets	₩ 135,683	₩ 133,684